Class K [Member] N-1A Cover	Jan. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BLACKROCK FUNDS
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Prospectus Date	May 29, 2026